Inventories - Summary of Detailed Information About Inventories Explanatory (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventories
Raw materials	¥ 23,251		¥ 14,078
Work-in-progress	2,260		5,265
Finished goods	10,092		5,628
Total inventories	¥ 35,603	$ 5,587	¥ 24,971